STOCKHOLDERS' EQUITY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
STOCKHOLDERS' EQUITY
Schedule of recognized share-based compensation expense

	Six Months Ended		Three Months Ended
	June 30,		June 30,
	2016	2015	2016	2015
Research and development	$141,810	$215,088	$65,399	$91,051
General and administrative	203,484	250,887	105,158	123,865
Total share-based compensation expense	$345,294	$465,975	$170,557	$214,916

	2015	2014
Stock-based compensation expense by type of award:
Stock options	$469,080	$507,271
Restricted stock units	483,939	729,003
Total stock-based compensation expense	$953,019	$1,236,274
Effect of stock-based compensation expense on
Research and development	432,083	466,517
General and administrative	520,936	769,757
Total stock-based compensation expense	$953,019	$1,236,274

Schedule of assumptions used to calculate estimated fair value of stock options granted using the Black-Scholes valuation model

	2015	2014
Risk free interest rate	1.5%	0.9%
Expected life (years)	5.26	3.1
Expected share price volatility	91.9%	64.3%
Expected dividend rate	0%	0%

Summary of stock option activity under the plan and changes during the years then ended

			Weighted-
		Weighted	Average
		Average	Remaining	Aggregate
	Number	Exercise	Contractual	Intrinsic
	of Shares	Price	Term (Years)	Value
Outstanding at January 1, 2014	334,981	$4.16
Granted	474,350	4.45
Exercised	(715)	0.35
Expired	(4,287)	0.35
Forfeited	(63,375)	4.45
Outstanding at December 31, 2014	740,954	4.35
Granted	934,000	1.34
Exercised	(82,616)	0.58
Expired	(102,533)	4.53
Forfeited	(38,507)	3.21
Outstanding at December 31, 2015	1,451,298	2.64	7.69	$—
Vested and exercisable at December 31, 2015	535,111	$4.04	5.66	$—

Summary of restricted stock units activity

		Weighted-
	Total	Average
	Restricted	Grant Date
	Stock Units	Fair Value
Outstanding January 1, 2014	721,788	$5.66
Granted	15,000	2.92
Shares issued	(81,829)	6.11
Forfeited	(13,125)	4.97
Outstanding December 31, 2014	641,834	5.55
Granted	19,667	2.87
Shares issued	(166,779)	5.75
Forfeited	(15,246)	4.68
Outstanding December 31, 2015	479,476	$5.40

Summary of warrants outstanding not indexed to the company's own stock

	Number of	Exercise
Warrant Expiration Dates	Shares	Price per Share
March 2017	29,750	$5.25
March 2017	882,776	$7.70

Summary of warrants outstanding

	Number of	Exercise Price
Warrant Expiration Date	Shares	per Share
January 21, 2017	4,000	$4.00
March 9, 2017	29,750	$5.25
March 9, 2017	882,776	$7.70
May 30, 2017	6,000	$4.00
September 15, 2017	4,000	$4.00
September 25, 2019	3,605,042	$3.36
September 26, 2019	54,076	$3.36
Total:	4,585,644
Weighted average:		$4.21